Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Loss	$ (42,601)	$ (36,869)	$ (6,905)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation of property and equipment	1,118	1,012	947
Remeasurement of warrants		11,373	(11,365)
Share-based compensation expenses	4,750	4,577	976
Changes in assets and liabilities:
Prepaid expenses and other current assets	123	(1,917)	69
Other long-term assets	(40)	(12)	11
Trade payables	2,221	(607)	449
Accrued expenses and other liabilities	2,043	847	(1,540)
Net cash used in operating activities	(32,386)	(21,596)	(17,358)
Cash flows from investing activities:
Short-term and long-term deposits, net	39,893	(39,592)	(22,685)
Pre-payments for equipment	(340)	(395)
Purchase of property and equipment	(2,653)	(781)	(879)
Net cash provided by (used in) investing activities	36,900	(40,768)	(23,564)
Cash flows from financing activities:
Proceeds from exercise of warrants	632	13
Proceeds from exercise of options	402	3	7
Proceeds from Issuance of Ordinary shares in connection with the IPO, net		62,757
Proceeds from issuance of convertible Preferred shares, net			37,646
Issuance of warrants		1
Net cash provided by financing activities	1,034	62,774	37,653
Increase (decrease) in cash, cash equivalents and restricted cash	5,548	410	(3,269)
Cash, cash equivalents and restricted cash at the beginning of the year	4,908	4,498	7,767
Cash, cash equivalents and restricted cash at the end of the year	10,456	4,908	4,498
Non-cash activities:
Property and equipment acquired by credit	941
Property and equipment paid for in prior periods	395
Issuance of E-1 warrants			$ 680